Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

6. Related Party Transactions

During the six months ended June 30, 2017, the Company engaged in ordinary sales transactions of $93,000 and purchase transactions of $559,000 with entities affiliated with its controlling entity. During the six months ended June 30, 2018, the Company engaged in ordinary sales transactions of $194,000 and purchase transactions of $310,000 with entities affiliated with its controlling entity. At December 31, 2017 and June 30, 2018, the accompanying condensed consolidated balance sheets included accounts receivable balance of $516,000 and $0, respectively, and immaterial accounts payable balances.

In September 2014, the Company entered into an advisory services agreement (the “Consulting Agreement”) with its controlling entity. The Consulting Agreement requires quarterly payments from September 8, 2014 through December 31, 2018 for business consulting services provided by the controlling entity to the Company. Consulting fees from the Consulting Agreement totaled $625,000 in the six months ended June 30, 2017 and were included in general and administrative expenses in the accompanying condensed consolidated statements of operations. Upon completion of the Company’s initial public offering, the Consulting Agreement ceased, and the Company was no longer required to make future payments.

9. Related Party Transactions

At December 31, 2015, in connection with the final settlement of the SailPoint Technologies, Inc. acquisition, the Company incurred a payable to its controlling entity totaling $459,401. As of December 31, 2016, the payable to its controlling entity of $459,401 had been converted to additional paid in capital.

In 2016, the Company entered into agreements totaling approximately $626,000 with certain non-executive employees related to their personal tax liabilities. These agreements will be forgiven over a three-year period, beginning in 2016, if the employees remain employed by the Company through the applicable dates. The remaining balances of these agreements as of December 31, 2016 and 2017 are included in the accompanying consolidated balance sheet as prepayments and other current assets and other non-current assets for the respective periods of $0 and $0 and $319,000 and $101,000 respectively. As of December 31, 2017, the balances for these agreements were forgiven during the fourth quarter of 2017.

Throughout 2015, 2016 and 2017 the Company engaged in ordinary sales transactions of $59,000 $37,000, $858,000 and purchase transactions of $39,000, $313,000, and $942,000 respectively, with entities affiliated with its controlling entity. At December 31, 2016 and 2017, the accompanying consolidated balance sheets included accounts payable balances of $5,000 and $3,400, as well as accounts receivable balances $0 and $516,000, respectively, associated with these transactions.

In September 2014, the Company entered into an advisory services agreement (the “Consulting Agreement”) with its controlling entity. The Consulting Agreement required quarterly payments from September 8, 2014 through December 31, 2018 for business consulting services provided by the controlling entity. Consulting fees from the Consulting Agreement totaled $750,000, $1.0 million and $1.1 million in the years ended December 31, 2015, 2016 and 2017, respectively, and are included in general and administrative expenses on the accompanying consolidated statements of operations. Upon completion of the initial public offering, the Consulting Agreement ceased, and the Company is no longer required to make future payments.